Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information
14.	Segment Information

The Company operates in three distinct operating segments, represented by hospital operations (which includes its general acute care hospitals and related healthcare entities that provide inpatient and outpatient healthcare services), home care agency operations (which provide in-home outpatient care), and hospital management services (which provides executive management and consulting services to non-affiliated acute care hospitals). Only the hospital operations segment meets the criteria as a separate reportable segment. The financial information for the home care agencies and hospital management services segments do not meet the quantitative thresholds for a separate identifiable reportable segment and are combined into the corporate and all other reportable segment.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies in Note 1. Expenditures for segment assets are reported on an accrual basis, which includes amounts that are reflected in accounts payable. Substantially all depreciation and amortization as reflected in the consolidated statements of income relates to the hospital operations segment.

The distribution between reportable segments of the Company’s net operating revenues, income from continuing operations before income taxes, expenditures for segment assets and total assets is summarized in the following tables (in thousands):

	Year Ended December 31,
	2011	2010	2009
Net operating revenues:
Hospital operations	$11,631,382	$10,813,383	$10,065,457
Corporate and all other	274,830	279,039	268,044

	$11,906,212	$11,092,422	$10,333,501

Income from continuing operations before income taxes:
Hospital operations	$720,215	$662,303	$590,389
Corporate and all other	(246,668)	(143,409)	(142,727)

	$473,547	$518,894	$447,662

Expenditures for segment assets:
Hospital operations	$737,391	$646,509	$543,969
Corporate and all other	39,322	20,869	15,105

	$776,713	$667,378	$559,074

	December 31,
	2011	2010
Total assets:
Hospital operations	$13,984,964	$13,398,314
Corporate and all other	1,223,876	1,299,809

	$15,208,840	$14,698,123